INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Investment Interest (Details) $ in Millions, $ in Billions		12 Months Ended
	Aug. 15, 2022	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of joint ventures [line items]
Share of Profit from Equity Investments		$ 316	$ 361
Investments in equity accounted investees		$ 6,987	7,382	$ 1.2
Equity Method Investment | IFRS 17 | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of joint ventures [line items]
Financial assets affected by redesignation at date of initial application of IFRS 17, carrying amount immediately before redesignation			12
Trade Payables and Other | IFRS 17 | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of joint ventures [line items]
Financial assets affected by redesignation at date of initial application of IFRS 17, carrying amount immediately before redesignation			$ 12
PGI
Disclosure of joint ventures [line items]
Ownership interest in joint venture		6000.00%	6000.00%
Share of Profit from Equity Investments		$ 226	$ 49
Investments in equity accounted investees		$ 3,894	$ 4,158
Alliance
Disclosure of joint ventures [line items]
Ownership interest in joint venture		5000.00%	5000.00%
Share of Profit from Equity Investments		$ 109	$ 167
Investments in equity accounted investees		2,427	2,609
Aux Sable
Disclosure of joint ventures [line items]
Share of Profit from Equity Investments		(16)	91
Investments in equity accounted investees		$ 362	$ 360
Aux Sable | Minimum
Disclosure of joint ventures [line items]
Ownership interest in joint venture		4270.00%	4270.00%
Aux Sable | Maximum
Disclosure of joint ventures [line items]
Ownership interest in joint venture		5000.00%	5000.00%
Veresen Midstream
Disclosure of joint ventures [line items]
Ownership interest in joint venture	45.00%	0.00%	0.00%
Share of Profit from Equity Investments		$ 0	$ 51
Investments in equity accounted investees		$ 0	$ 0
Cedar LNG
Disclosure of joint ventures [line items]
Ownership interest in joint venture		4990.00%	4990.00%
Share of Profit from Equity Investments		$ (9)	$ 0
Investments in equity accounted investees		$ 202	167
Other
Disclosure of joint ventures [line items]
Ownership interest in joint venture		50.00%
Share of Profit from Equity Investments		$ 6	3
Investments in equity accounted investees		$ 102	$ 88
Other | Minimum
Disclosure of joint ventures [line items]
Ownership interest in joint venture		5000.00%	5000.00%
Other | Maximum
Disclosure of joint ventures [line items]
Ownership interest in joint venture		7500.00%	7500.00%